Cover	Apr. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2026
Entity File Number	814-01897
Entity Registrant Name	Remora Capital Corporation
Entity Central Index Key	0002045370
Entity Tax Identification Number	33-2299238
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3200 West End Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	380-1095
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false